Share Based Compensation (Details) - USD ($) $ in Thousands					6 Months Ended
	Nov. 30, 2025	Feb. 22, 2025	Feb. 05, 2024	Jan. 22, 2024	Jun. 30, 2025	Jun. 30, 2024
Share Based Compensation [Line Items]
Vested shares				70,000
Vested options		30,000		10,000
Capital gain tax rate		25.00%		25.00%
Percentage of capital gain tax		25.00%	25.00%
Risk-free interest rate					4.19%
Expected volatility					128.78%
Dividend rate					0.00%
Share based payment expenses (in Dollars)					$ 1,838	$ 1,028
Forecast [Member]
Share Based Compensation [Line Items]
Vested options	1,313,333
RSUs [Member]
Share Based Compensation [Line Items]
Restricted stock units granted					9,398,542
Vesting period		3 years
Outstanding vested RSUs to services providers and advisors					32,500
Vested Restricted Stock Units [Member]
Share Based Compensation [Line Items]
Restricted stock units granted					4,800,640
Share Options [Member]
Share Based Compensation [Line Items]
Vesting period		3 years		3 years
Employees, Directors and Subcontractors [Member]
Share Based Compensation [Line Items]
Options to purchase ordinary shares granted to employees					767,989
Exercisable ordinary shares					610,134
Share based payment expenses (in Dollars)					$ 1,838
Board of Directors [Member]
Share Based Compensation [Line Items]
Vested options		25,000		25,000
Board of Directors [Member] | RSUs [Member]
Share Based Compensation [Line Items]
Options to purchase ordinary shares granted to employees		644,000
Vested options				45,000
Officer [Member]
Share Based Compensation [Line Items]
Vesting period			3 years
Officer [Member] | RSUs [Member]
Share Based Compensation [Line Items]
Options to purchase ordinary shares granted to employees		2,150,000
Grant of RSUs			2,277,000
Officer [Member] | Share Options [Member]
Share Based Compensation [Line Items]
Option to purchase			30,000
Director [Member]
Share Based Compensation [Line Items]
Options to purchase ordinary shares granted to employees		210,000	90,000
Advisory Board Members [Member] | RSUs [Member]
Share Based Compensation [Line Items]
Options to purchase ordinary shares granted to employees		55,000
Minimum [Member]
Share Based Compensation [Line Items]
Expected term					0 years
Maximum [Member]
Share Based Compensation [Line Items]
Expected term					3 years
Employee Stock [Member]
Share Based Compensation [Line Items]
Grant of RSUs				320,000
Option to purchase				80,000
Vesting period				3 years
Employee Stock [Member] | RSUs [Member]
Share Based Compensation [Line Items]
Grant of RSUs				245,000